UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3158

Smith Barney Fundamental Value Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30

Date of reporting period: December 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY FUNDAMENTAL

VALUE FUND INC.

FORM N-Q

DECEMBER 31, 2004

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.

Schedule of Investments (unaudited)	December 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK - 92.6%
CONSUMER DISCRETIONARY - 15.3%
Auto Components - 0.5%
427,400	BorgWarner, Inc. (a)	$23,152,258

Hotels Restaurants & Leisure - 1.9%
1,594,100	Carnival Corp. (a)	91,867,983

Household Durables - 0.7%
2,700,000	Fleetwood Enterprises, Inc. (a)(b)	36,342,000

Leisure Equipment & Products - 2.2%
434,800	Callaway Golf Co. (a)	5,869,800
2,700,000	Hasbro, Inc. (a)	52,326,000
2,603,900	Mattel, Inc.	50,750,011

		108,945,811

Media - 8.2%
1,923,900	Comcast Corp., Special Class A Shares (b)	63,180,876
6,818,500	Liberty Media Corp., Class A Shares (b)	74,867,130
3,353,400	News Corporation Inc., Class B Shares (a)	64,385,280
4,238,600	Time Warner Inc. (b)	82,398,384
1,548,400	Viacom Inc., Class B Shares	56,346,276
2,250,000	The Walt Disney Co.	62,550,000

		403,727,946

Multi-Line Retail - 0.5%
516,400	Costco Wholesale Corp. (a)	24,998,924

Specialty Retail - 1.3%
1,508,900	The Home Depot, Inc.	64,490,386

	TOTAL CONSUMER DISCRETIONARY	753,525,308

CONSUMER STAPLES - 1.5%
Beverages - 0.6%
542,212	PepsiCo, Inc.	28,303,466

Food & Drug Retailing - 0.9%
2,327,100	Safeway Inc. (a)(b)	45,936,954

	TOTAL CONSUMER STAPLES	74,240,420

ENERGY - 6.3%
Energy Equipment & Services - 2.3%
1,800,000	GlobalSantaFe Corp.	59,598,000
1,350,000	Halliburton Co. (a)	52,974,000

		112,572,000

Oil & Gas - 4.0%
894,800	Anadarko Petroleum Corp.	57,991,988
1,764,000	ChevronTexaco Corp. (a)	92,627,640
576,800	Murphy Oil Corp. (a)	46,403,560
126,600	Todco, Class A Shares (a)(b)	2,331,972

		199,355,160

	TOTAL ENERGY	311,927,160

See Notes to Schedule of Investments.

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
FINANCIALS - 16.4%
Banks - 0.8%
1,090,300	The Bank of New York Co., Inc. (a)	$36,437,826

Diversified Financials - 7.3%
1,500,100	American Express Co.	84,560,637
2,301,900	JPMorgan Chase & Co.	89,797,119
1,816,200	MBNA Corp.	51,198,678
1,015,500	Merrill Lynch & Co., Inc.	60,696,435
540,400	Morgan Stanley (a)	30,003,008
888,705	State Street Corp. (a)	43,653,190

		359,909,067

Insurance - 7.8%
796,600	Ambac Financial Group, Inc. (a)	65,424,758
1,127,800	American International Group, Inc.	74,062,626
816,700	The Chubb Corp. (a)	62,804,230
509,900	The Hartford Financial Services Group, Inc. (a)	35,341,169
882,000	MGIC Investment Corp. (a)	60,778,620
273,500	The PMI Group, Inc. (a)	11,418,625
1,413,800	Radian Group Inc.	75,270,712

		385,100,740

Real Estate - 0.5%
933,900	Digital Realty Trust, Inc. (a)	12,579,633
763,600	GMH Communities Trust (a)	10,766,760

		23,346,393

	TOTAL FINANCIALS	804,794,026

HEALTHCARE - 11.4%
Biotechnology - 1.8%
422,700	Amgen Inc. (b)	27,116,205
3,877,055	Aphton Corp. (b)	12,057,641
2,023,664	Enzo Biochem, Inc. (a)(b)	39,400,738
3,471,500	XOMA Ltd. (a)(b)	8,991,185

		87,565,769

Healthcare Providers & Services - 1.7%
857,900	McKesson Corp. (a)	26,989,534
485,200	United American Healthcare Corp. (a)(b)	3,061,127
630,000	UnitedHealth Group Inc.	55,458,900

		85,509,561

Pharmaceuticals - 7.9%
1,650,600	Abbott Laboratories	77,000,490
851,900	Bentley Pharmaceuticals, Inc. (a)(b)	9,157,925
217,600	Eli Lilly and Co.	12,348,800
1,388,700	GlaxoSmithKline PLC, ADR (a)	65,810,493
1,415,700	Johnson & Johnson	89,783,694
1,111,110	NexMed, Inc. (b)	1,666,665
2,386,200	Pfizer Inc. (a)	64,164,918
1,644,500	Wyeth	70,039,255

		389,972,240

	TOTAL HEALTHCARE	563,047,570

See Notes to Schedule of Investments.

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
INDUSTRIALS - 7.8%
Aerospace & Defense - 2.6%
824,400	The Boeing Co. (a)	$42,679,188
2,195,400	Raytheon Co.	85,247,382

		127,926,570

Airlines - 1.5%
72,200	Frontier Airlines, Inc. (a)(b)	823,802
4,323,000	Southwest Airlines Co. (a)	70,378,440

		71,202,242

Commercial Services & Supplies - 1.3%
888,200	Sabre Holdings Corp., Class A Shares (a)	19,682,512
1,471,200	Waste Management, Inc.	44,047,728

		63,730,240

Construction & Engineering - 0.3%
332,000	Chicago Bridge & Iron Co. N.V., NY Shares (a)	13,280,000

Industrial Conglomerates - 0.9%
1,292,100	Honeywell International Inc.	45,753,261

Machinery - 1.2%
630,000	Caterpillar Inc. (a)	61,431,300

	TOTAL INDUSTRIALS	383,323,613

INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 4.7%
2,389,000	3Com Corp. (a)(b)	9,962,130
18,618,900	Lucent Technologies Inc. (a)(b)	70,007,064
4,985,700	Motorola, Inc.	85,754,040
4,310,000	Nokia Oyj, Sponsored ADR	67,537,700

		233,260,934

Computers & Peripherals - 1.6%
1,438,200	Electronics for Imaging, Inc. (a)(b)	25,039,062
543,874	International Business Machines Corp. (a)	53,615,099
537,400	Socket Communications, Inc. (a)(b)	1,069,426

		79,723,587

Electronic Equipment & Instruments - 3.2%
2,646,000	Agilent Technologies, Inc. (a)(b)	63,768,600
638,089	Maxwell Technologies, Inc. (a)(b)	6,470,222
261,800	PerkinElmer, Inc.	5,887,882
14,087,322	Solectron Corp. (a)(b)	75,085,426
167,500	Thermo Electron Corp. (a)(b)	5,056,825

		156,268,955

Internet Software & Services - 0.8%
311,100	IAC/InterActiveCorp (a)(b)	8,592,582
4,538,900	RealNetworks, Inc. (a)(b)	30,047,518

		38,640,100

IT Consulting & Services - 1.2%
1,915,400	SunGard Data Systems Inc. (b)	54,263,282
630,600	Unisys Corp. (b)	6,419,508

		60,682,790

See Notes to Schedule of Investments.

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Office Electronics - 0.5%
1,976,575	IKON Office Solutions, Inc. (a)	$22,849,207

Semiconductor Equipment & Products - 4.9%
1,423,500	Applied Materials, Inc. (a)(b)	24,341,850
2,338,700	Intel Corp.	54,702,193
599,100	Novellus Systems, Inc. (a)(b)	16,708,899
136,300	Samsung Electronics Co., Ltd. (d)	29,849,700
7,170,918	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR (a)	60,881,094
2,161,386	Texas Instruments Inc.	53,213,323

		239,697,059

Software - 2.0%
331,900	Actuate Corp. (b)	846,345
4,722,200	Micromuse Inc. (a)(b)	26,208,210
2,673,900	Microsoft Corp.	71,419,869

		98,474,424

	TOTAL INFORMATION TECHNOLOGY	929,597,056

MATERIALS - 10.4%
Chemicals - 3.2%
747,120	Cabot Corp. (a)	28,898,602
1,411,700	The Dow Chemical Co.	69,893,267
1,935,000	Engelhard Corp.	59,346,450

		158,138,319

Metals & Mining - 4.5%
2,141,200	Alcoa Inc.	67,276,504
1,073,800	Allegheny Technologies, Inc.	23,269,246
1,602,100	Brush Engineered Materials Inc. (a)(b)	29,638,850
1,667,900	Newmont Mining Corp. (a)	74,071,439
1,291,600	RTI International Metals, Inc. (b)	26,529,464

		220,785,503

Paper & Forest Products - 2.7%
1,836,400	Georgia Pacific Corp. (a)	68,828,272
135,200	PT Toba Pulp Lestari Tbk, Sponsored ADR (b)(c)(e)	0
975,200	Weyerhaeuser Co. (a)	65,552,944

		134,381,216

	TOTAL MATERIALS	513,305,038

TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.7%
1,871,500	Nippon Telegraph and Telephone Corp., ADR	42,202,325
1,530,000	SBC Communications Inc.	39,428,100

		81,630,425

Wireless Telecommunication Services - 1.4%
2,481,600	Vodafone Group PLC, Sponsored ADR (a)	67,946,208

	TOTAL TELECOMMUNICATION SERVICES	149,576,633

UTILITIES - 1.5%
Electric Utilities - 0.2%
2,123,600	Calpine Corp. (a)(b)	8,366,984

See Notes to Schedule of Investments.

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE
Multi-Utilities - 1.3%
3,959,600	The Williams Cos., Inc. (a)	$64,501,884

	TOTAL UTILITIES	72,868,868

	TOTAL COMMON STOCK
	(Cost - $3,435,716,700)	4,556,205,692

FOREIGN STOCK - 2.3%
Canada - 0.1%
741,100	WGI Heavy Minerals, Inc. (b)	3,126,160

Hong Kong - 0.1%
684,700	Hutchison Telecommunications International Ltd. (b)	621,029
684,600	Hutchison Whampoa	6,407,556

		7,028,585

Japan - 2.1%
6,905	Mitsubishi Tokyo Financial Group, Inc.	69,903,631
800,000	SONY CORP (a)	30,838,119

		100,741,750

	TOTAL FOREIGN STOCK
	(Cost - $79,009,022)	110,896,495

CONVERTIBLE PREFERRED STOCK - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Internet Software and Services - 0.0%
54,818	Webforia Inc., Series D (b)(c) (Cost - $500,000)	0

FACE AMOUNT
CORPORATE BONDS AND NOTES (c) - 0.1%
CHEMICALS - 0.0%
Chemicals and Plastic - 0.0%
$25,000	Key Plastics Holdings Inc., Guaranteed Notes, Series B, 10.250% due 3/15/07 (e)	31

HEALTHCARE - 0.1%
Biotechnology - 0.1%
5,000,000	Aphton Corp., Guaranteed Notes, 6.000% due 3/31/05	6,220,000

	TOTAL CORPORATE BONDS AND NOTES
	(Cost - $5,012,889)	6,220,031

WARRANTS
WARRANTS (c) - 0.0%
HEALTHCARE - 0.0%
Biotechnology - 0.0%
360,000	Aphton Corp., Expire 3/31/08	147,600
600,000	Genelabs Technologies, Inc., Expire 5/1/08	1
1,000,000	Lynx Therapeutics, Inc., Expire 4/29/07 (e)	1

	TOTAL HEALTHCARE	147,602

See Notes to Schedule of Investments.

SMITH BARNEY FUNDAMENTAL VALUE FUND INC.

Schedule of Investments (unaudited) (continued)	December 31, 2004

WARRANTS	SECURITY	VALUE
INFORMATION TECHNOLOGY - 0.0%
Internet Software and Services - 0.0%
10,719	Webforia Inc., Expire 7/14/05 (e)	$0

	TOTAL WARRANTS
	(Cost - $0)	147,602

FACE AMOUNT
REPURCHASE AGREEMENT - 5.0%
$247,799,000	Goldman, Sachs & Co. dated 12/31/04, 2.240% due 1/3/05; Proceeds at
	maturity - $247,845,256; (Fully collateralized by U.S. Treasury Bonds,
	Notes, and Inflationary Index Bonds, 0.000% to 13.875% due 2/15/05
	to 4/15/32; Market value - $252,755,226) (Cost - $247,799,000)	247,799,000

	TOTAL INVESTMENTS - 100.0% (Cost - $3,768,037,611*)	4,921,268,820
	Liabilities in Excess of Other Assets - (0.0)%	(1,663,272)

	TOTAL NET ASSETS - 100.0%	$4,919,605,548

SHARES
LOANED SECURITIES COLLATERAL
506,218,594	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $506,218,594 )	$506,218,594

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Security has been deemed illiquid.

*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Fundamental Value Fund Inc. (“Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing prices in the primary exchange on which they are traded. Securities traded in the over-the-counter market and listed securities for which no sales prices were reported are valued at the mean between the closing bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(d) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of

Notes to Schedule of Investments (unaudited) (continued)

amounts received as collateral. The Fund also maintains exposure for the risk of any loss in the investment securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(e) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rates at the end of the period. Translation gains or losses resulting from changes in the exchange rates during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the statement of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in securities, which are due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

2. Investments

At December 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,246,308,405
Gross unrealized depreciation	(93,077,196)

Net unrealized appreciation	$1,153,231,209

At December 31, 2004, the Fund loaned securities having a market value of $490,372,456. The Fund received cash collateral amounting to $506,218,594, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, under the 1940 Act.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Fundamental Value Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	February 28, 2005

By	/s/ JAMES M. GIALLANZA
James M. Giallanza
Chief Financial Officer

Date	February 28, 2005